UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		      Washington, D.C. 20549

			    Form 13F

		      FROM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2004


Check here if Amendment [X]; Amendment Number:  1
  This Amendment (Check one only.):   [] is a restatement.
				      [] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:      Morgan Asset Management, Inc.
Address:   50 North Front Street
	   Memphis, TN 38103

Form 13F File Number:  28-04225



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Charles D. Maxwell
Title:  Secretary
Phone:  901-579-4243


Signature, Place, and Date of Signing:



Charles D. Maxwell       Memphis, TN      June 13, 2005



Report Type (Check only one.)

[] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)



As a result of the merger between Union Planters Corporation and Regions Financial Corporation effective July 1, 2004, Union Planters Investment Advisors, Inc. merged into Morgan Asset Management, Inc. Therefore, the 13F-NT filing for the period ended June 30, 2004 was the last filing made by Union Planters Investment Advisors, Inc. Beginning with the period ended September 30, 2004, the assets formerly held by Union Planters Investment Advisors, Inc. are now included in the 13F-HR filings made by Morgan Asset Management, Inc. (CIK 0001082809).
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